UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23952

Lincoln Funds Trust

(Exact name of registrant as specified in charter)

1301 South Harrison Street
Fort Wayne, Indiana 46802

(Address of principal executive offices) (Zip code)

Paul T. Chryssikos, Esq.

Lincoln Financial Group

150 North Radnor Chester Road
Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

US Bank Tower

633 West 5th Street

Suite 4900

Los Angeles, CA 90071-2013

Registrant’s telephone number, including area code: (484) 583-6302

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Lincoln Inflation Plus Fund

Class A : LFTAX

Semi-Annual Shareholder Report - January 31, 2026

This Semi-Annual shareholder report contains important information about Lincoln Inflation Plus Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lft. You can also request this information by contacting us at 866-436-8717.

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	1.35%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$12,249,079
  # of Portfolio Holdings97
  Portfolio Turnover Rate93%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Sovereign Bonds	38.7%
Short-Term Investments	26.5%
Exchange-Traded Funds	17.7%
Common Stock	7.6%
Supranational Banks	4.5%
Corporate Bonds	2.0%
Money Market Funds	0.0%
Other	3.0%

Top 5 Countries (Equity)

United States	3.9%
United Kingdom	1.0%
Canada	0.9%
Italy	0.4%
Norway	0.4%

Top 5 Countries (Fixed Income)

Brazil	10.7%
Mexico	7.4%
South Africa	5.7%
Egypt	3.9%
Hungary	3.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lft.

866-436-8717

Lincoln Inflation Plus Fund

Class I : LFTEX

Semi-Annual Shareholder Report - January 31, 2026

This Semi-Annual shareholder report contains important information about Lincoln Inflation Plus Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lft. You can also request this information by contacting us at 866-436-8717.

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	1.10%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$12,249,079
  # of Portfolio Holdings97
  Portfolio Turnover Rate93%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Sovereign Bonds	38.7%
Short-Term Investments	26.5%
Exchange-Traded Funds	17.7%
Common Stock	7.6%
Supranational Banks	4.5%
Corporate Bonds	2.0%
Money Market Funds	0.0%
Other	3.0%

Top 5 Countries (Equity)

United States	3.9%
United Kingdom	1.0%
Canada	0.9%
Italy	0.4%
Norway	0.4%

Top 5 Countries (Fixed Income)

Brazil	10.7%
Mexico	7.4%
South Africa	5.7%
Egypt	3.9%
Hungary	3.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lft.

866-436-8717

Lincoln U.S. Equity Income Maximizer Fund

Class A : LFTOX

Semi-Annual Shareholder Report - January 31, 2026

This Semi-Annual shareholder report contains important information about Lincoln U.S. Equity Income Maximizer Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lft. You can also request this information by contacting us at 866-436-8717.

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	1.32%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$18,274,266
  # of Portfolio Holdings122
  Portfolio Turnover Rate16%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	96.1%
Money Market Funds	0.0%
Options	(0.2%)
Other	4.1%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	14.8%
Software	8.8%
Interactive Media & Services	8.6%
Technology Hardware, Storage & Peripherals	6.6%
Banks	5.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lft.

866-436-8717

Lincoln U.S. Equity Income Maximizer Fund

Class I : LFTPX

Semi-Annual Shareholder Report - January 31, 2026

This Semi-Annual shareholder report contains important information about Lincoln U.S. Equity Income Maximizer Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lft. You can also request this information by contacting us at 866-436-8717.

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	1.07%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$18,274,266
  # of Portfolio Holdings122
  Portfolio Turnover Rate16%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	96.1%
Money Market Funds	0.0%
Options	(0.2%)
Other	4.1%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	14.8%
Software	8.8%
Interactive Media & Services	8.6%
Technology Hardware, Storage & Peripherals	6.6%
Banks	5.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lft.

866-436-8717

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

Lincoln Inflation Plus Fund
a series of Lincoln Funds Trust
Semiannual Financial Statements
January 31, 2026

Lincoln Inflation Plus Fund

Lincoln Inflation Plus Fund
Consolidated Schedule of Investments
January 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–7.64%
Australia–0.07%
†Predictive Discovery Ltd.	13,850	$8,198
		8,198
Canada–0.94%
Agnico Eagle Mines Ltd.	70	13,335
Alamos Gold, Inc. Class A	300	11,070
Barrick Mining Corp.	260	11,905
Centerra Gold, Inc.	790	13,234
†Eldorado Gold Corp.	300	12,876
†Equinox Gold Corp.	820	11,731
Kinross Gold Corp.	400	12,624
Pan American Silver Corp.	430	23,478
†Robex Resources, Inc.	1,092	4,708
		114,961
Italy–0.44%
Saipem SpA	14,680	54,099
		54,099
Norway–0.42%
Equinor ASA	1,930	51,504
		51,504
Portugal–0.41%
Galp Energia SGPS SA	2,550	50,569
		50,569
Spain–0.40%
Repsol SA	2,470	48,470
		48,470
United Kingdom–1.03%
Anglogold Ashanti PLC	130	12,073
BP PLC	8,120	51,533
Endeavour Mining PLC	230	12,557
Shell PLC	1,310	50,083
		126,246
United States–3.93%
Baker Hughes Co.	960	53,799
ConocoPhillips	480	50,030
Coterra Energy, Inc.	940	27,119
Devon Energy Corp.	1,280	51,469
EOG Resources, Inc.	420	47,095
Exxon Mobil Corp.	380	53,732
Halliburton Co.	1,450	48,604
Ovintiv, Inc.	1,190	51,729
Patterson-UTI Energy, Inc.	6,570	49,472
SLB Ltd.	1,000	48,380
		481,429
Total Common Stock (Cost $901,488)		935,476

		Principal Amount°	Value (U.S. $)
ΔCORPORATE BOND–1.95%
Peru–1.95%
Cia de Minas Buenaventura SAA 6.80% 2/4/32		230,000	$239,378
Total Corporate Bond (Cost $227,737)			239,378
ΔSOVEREIGN BONDS–38.73%
Brazil–10.66%
Brazil Notas do Tesouro Nacional
6.00% 5/15/35	BRL	70,000	55,343
10.00% 1/1/31	BRL	2,690,000	456,575
10.00% 1/1/33	BRL	1,670,000	271,776
10.00% 1/1/35	BRL	3,290,000	521,475
			1,305,169
Czech Republic–1.86%
Czech Republic Government Bonds 3.50% 5/30/35	CZK	5,000,000	228,320
			228,320
Egypt–3.87%
^Egypt Treasury Bills
0.00% 3/31/26	EGP	8,000,000	164,005
0.00% 10/13/26	EGP	17,000,000	309,993
			473,998
Hungary–2.97%
Hungary Government Bonds 7.00% 10/24/35	HUF	113,600,000	363,359
			363,359
Malaysia–2.75%
Malaysia Government Bonds
3.83% 7/5/34	MYR	900,000	232,861
3.89% 8/15/29	MYR	400,000	103,819
			336,680
Mexico–7.35%
Mexico Bonos
7.75% 11/13/42	MXN	7,450,000	371,980
8.00% 11/7/47	MXN	5,760,000	290,143
8.50% 11/18/38	MXN	4,340,000	237,900
			900,023
Philippines–0.84%
Philippines Government Bonds 6.38% 4/28/35	PHP	5,890,000	103,117
			103,117
Poland–1.91%
Republic of Poland Government Bonds 5.00% 10/25/34	PLN	830,000	234,056
			234,056
Lincoln Inflation Plus Fund-1

Lincoln Inflation Plus Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
South Africa–5.65%
Republic of South Africa Government Bonds
8.75% 1/31/44	ZAR	4,450,000	$271,154
8.75% 2/28/48	ZAR	3,350,000	204,821
8.88% 2/28/35	ZAR	3,317,000	216,306
			692,281
Turkey–0.87%
•Turkiye Government Bonds
38.65% 12/6/28	TRY	3,600,000	83,611
39.58% 5/17/28	TRY	1,000,000	23,283
			106,894
Total Sovereign Bonds (Cost $4,245,516)			4,743,897
SUPRANATIONAL BANKS–4.44%
Asian Infrastructure Investment Bank 6.00% 12/8/31		20,500,000	209,396
European Bank for Reconstruction & Development
6.50% 10/3/36		20,500,000	209,819
7.05% 8/10/33		11,500,000	125,011
Total Supranational Banks (Cost $618,757)			544,226

Number of Shares
EXCHANGE-TRADED FUNDS–17.72%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	53,100	1,153,332
	Number of Shares	Value (U.S. $)
EXCHANGE-TRADED FUNDS (continued)
iShares Silver Trust	3,400	$256,496
SPDR® Gold MiniShares Trust	7,930	761,359
Total Exchange-Traded Funds (Cost $2,033,277)		2,171,187
MONEY MARKET FUND–0.02%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 3.65%)	1,928	1,928
Total Money Market Fund (Cost $1,928)		1,928

	Principal Amount°
SHORT-TERM INVESTMENTS–26.48%
U.S. TREASURY OBLIGATIONS–26.48%
≠U.S. Treasury Bills
3.57% 3/31/26	500,000	497,189
3.61% 3/5/26	860,000	857,302
3.62% 3/12/26	600,000	597,699
3.64% 4/9/26	500,000	496,714
3.66% 4/16/26	200,000	198,543
3.66% 4/16/26	600,000	595,631
		3,243,078
Total Short-Term Investments (Cost $3,242,995)		3,243,078

TOTAL INVESTMENTS–96.98% (Cost $11,271,698)	11,879,170
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.02%	369,909
NET ASSETS APPLICABLE TO 1,074,972 SHARES OUTSTANDING–100.00%	$12,249,079

ΔSecurities have been classified by country of origin.
†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
^Zero coupon security.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

≠The rate shown is the effective yield at the time of purchase.
Lincoln Inflation Plus Fund-2

Lincoln Inflation Plus Fund
Consolidated Schedule of Investments (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at January 31, 2026:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	CLP	100,775,000	USD	(107,112)	2/13/26	$8,197	$—
BNP	INR	(8,880,000)	USD	97,850	3/10/26	1,307	—
BNP	INR	(9,344,000)	USD	101,140	4/23/26	—	(45)
BRC	GBP	(36,000)	USD	48,382	4/16/26	—	(873)
BRC	MYR	500,000	USD	(126,544)	4/23/26	673	—
GSI	ARS	190,000,000	USD	(122,660)	5/5/26	—	(9,766)
GSI	BRL	(1,264,000)	USD	226,801	2/4/26	—	(13,053)
GSI	BRL	1,264,000	USD	(235,169)	2/4/26	4,685	—
GSI	KRW	333,500,000	USD	(229,262)	3/3/26	866	—
GSI	MXN	(2,055,000)	USD	111,844	3/10/26	—	(5,323)
GSI	MXN	2,055,000	USD	(117,109)	3/10/26	58	—
GSI	MXN	1,075,000	USD	(61,014)	4/20/26	32	—
LYD	EUR	(61,000)	USD	71,392	4/16/26	—	(1,181)
LYD	EUR	(61,000)	USD	73,359	4/30/26	747	—
LYD	NOK	(233,000)	USD	24,251	4/30/26	70	—
LYD	PLN	385,000	USD	(105,708)	2/19/26	2,643	—
MSC	CAD	(45,000)	USD	32,755	4/7/26	—	(387)
MSC	GBP	(36,000)	USD	49,664	4/30/26	409	—
MSC	INR	(31,520,000)	USD	346,138	4/7/26	4,428	—
MSC	KRW	356,300,000	USD	(248,592)	4/28/26	—	(2,228)
MSC	MXN	(5,789,000)	USD	324,780	4/20/26	—	(3,956)
MSC	NOK	(240,000)	USD	23,706	3/16/26	—	(1,209)
MSC	PHP	(5,625,000)	USD	94,670	4/7/26	—	(570)
Total Foreign Currency Exchange Contracts						$24,115	$(38,591)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Commodity Contracts:
5	CBOT Corn Futures	$107,062	$113,846	3/13/26	$—	$(6,784)
2	CBOT Soybean Futures	106,425	110,281	3/13/26	—	(3,856)
3	CBOT Soybean Meal Futures	88,080	92,110	3/13/26	—	(4,030)
4	CBOT Soybean Oil Futures	128,424	129,543	3/13/26	—	(1,119)
4	CBOT Wheat Futures	107,600	111,144	3/13/26	—	(3,544)
1	COMEX Copper Futures	148,100	128,428	3/27/26	19,672	—
7	COMEX E-Micro Gold Futures	332,158	333,395	4/28/26	—	(1,237)
4	Micro Copper Futures	59,240	60,205	2/25/26	—	(965)
19	NYMEX Light Sweet Crude Oil Futures	1,238,990	1,085,301	2/20/26	153,689	—
1	NYMEX Platinum Futures	106,080	135,004	4/28/26	—	(28,924)
Total Futures Contracts					$173,361	$(50,459)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the consolidated financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Consolidated Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through January 31, 2026.
Only current day variation margin is reported on the Consolidated Statement of Assets and Liabilities.

Summary of Abbreviations:
ARS–Argentine Peso
BNP–BNP Paribas
BRC–Barclays Bank
BRL–Brazilian Real
CAD–Canadian Dollar
Lincoln Inflation Plus Fund-3

Lincoln Inflation Plus Fund
Consolidated Schedule of Investments (continued)
Summary of Abbreviations: (continued)
CBOT–Chicago Board of Trade
CLP–Chilean Peso
COMEX–Commodity Exchange
CZK–Czech Koruna
EGP–Egyptian Pound
ETF–Exchange-Traded Fund
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
HUF–Hungarian Forint
INR–Indian Rupee
KRW–South Korean Won
LYD–Lloyds Bank Corporate Markets PLC
MSC–Morgan Stanley & Co.
MXN–Mexican Peso
MYR–Malaysian Ringgit
NOK–Norwegian Krone
NYMEX–New York Mercantile Exchange
PHP–Philippine Peso
PLN–Polish Zloty
SPDR–Standard & Poor’s Depositary Receipt
TRY–Turkish New Lira
USD–United States Dollar
ZAR–South African Rand
See accompanying notes, which are an integral part of the consolidated financial statements.
Lincoln Inflation Plus Fund-4

Lincoln Inflation Plus Fund
Consolidated Statement of Assets and Liabilities
January 31, 2026 (unaudited)
ASSETS:
Investments, at value	$11,879,170
Cash	221,489
Cash collateral held at broker for futures contracts	160,930
Dividends and interest receivable	97,577
Foreign currencies, at value	48,760
Expense reimbursement receivable from Lincoln Financial Investments Corporation	47,276
Prepaid expenses	41,439
Unrealized appreciation on foreign currency exchange contracts	24,115
TOTAL ASSETS	12,520,756
LIABILITIES:
Payable for legal fee	97,406
Variation margin due to broker on futures contracts	85,337
Unrealized depreciation on foreign currency exchange contracts	38,591
Payable for audit fee	14,210
Payable for custodian fee	13,270
Due to manager and affiliates	9,839
Other accrued expenses payable	7,712
Payable for transfer agent fees	4,813
Payable for fund accounting fee	499
TOTAL LIABILITIES	271,677
TOTAL NET ASSETS	$12,249,079
Investments, at cost	$11,271,698
Foreign currencies, at cost	47,114
Class A:
Net Assets	$6,065,826
Shares Outstanding	532,511
Net Asset Value Per Share	$11.391
Class I:
Net Assets	$6,183,253
Shares Outstanding	542,461
Net Asset Value Per Share	$11.399
COMPONENTS OF NET ASSETS AT JANUARY 31, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$10,800,349
Distributable earnings/(accumulated loss)	1,448,730
TOTAL NET ASSETS	$12,249,079
See accompanying notes, which are an integral part of the consolidated financial statements.
Lincoln Inflation Plus Fund-5

Lincoln Inflation Plus Fund
Consolidated Statement of Operations
Six Months Ended January 31, 2026 (unaudited)
INVESTMENT INCOME:
Interest	$327,945
Dividends	120,417
Foreign taxes withheld on dividends	(36,092)
412,270
EXPENSES:
Professional fees	105,291
Management fees	47,898
Accounting and administration expenses	41,951
Transfer agent fees and expenses	19,994
Custodian fees	16,039
Trustees’ fees and expenses	14,718
Distribution fees-Class A	6,979
Reports and statements to shareholders	6,403
Consulting fees	6,078
Pricing fees	5,185
Other	9,866
280,402
Less:
Expenses reimbursed	(211,438)
Total operating expenses	68,964
NET INVESTMENT INCOME	343,306
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments*	485,095
Foreign currencies	6,126
Foreign currency exchange contracts	(118,632)
Futures contracts	561,868
Net realized gain	934,457
Net change in unrealized appreciation (depreciation) of:
Investments**	486,323
Foreign currencies	4,301
Foreign currency exchange contracts	(51,368)
Futures contracts	160,080
Net change in unrealized appreciation (depreciation)	599,336
NET REALIZED AND UNREALIZED GAIN	1,533,793
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,877,099

*	Includes $1,485 foreign capital gains taxes paid.
**	Includes $808 change in foreign capital gain taxes accrued.
See accompanying notes, which are an integral part of the consolidated financial statements.

Lincoln Inflation Plus Fund
Consolidated Statements of Changes in Net Assets
	Six Months Ended 1/31/26 (unaudited)	10/1/24* to 7/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$343,306	$400,682
Net realized gain (loss)	934,457	(248,837)
Net change in unrealized appreciation (depreciation)	599,336	120,135
Net increase in net assets resulting from operations	1,877,099	271,980
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Class A	(161,123)	(159,930)
Class I	(167,507)	(173,165)
	(328,630)	(333,095)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class A	—	5,010,000
Class I	—	5,090,000
Reinvestment of dividends and distributions:
Class A	161,123	159,930
Class I	167,507	173,165
Increase in net assets derived from capital share transactions	328,630	10,433,095
NET INCREASE IN NET ASSETS	1,877,099	10,371,980
NET ASSETS:
Beginning of period	10,371,980	—
End of period	$12,249,079	$10,371,980

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the consolidated financial statements.
Lincoln Inflation Plus Fund-6

Lincoln Inflation Plus Fund
Consolidated Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Inflation Plus Fund Class A
	Six Months Ended 1/31/26[2] (unaudited)	10/1/24[1] to 7/31/25

Net asset value, beginning of period	$9.937	$10.000
Income (loss) from investment operations:
Net investment income[3]	0.318	0.382
Net realized and unrealized gain (loss)	1.445	(0.129)
Total from investment operations	1.763	0.253
Less dividends and distributions from:
Net investment income	(0.231)	(0.316)
Net realized gain	(0.078)	—
Total dividends and distributions	(0.309)	(0.316)
Net asset value, end of period	$11.391	$9.937
Total return[4]	18.02%	2.59%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,066	$5,140
Ratio of expenses to average net assets	1.35%	1.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	5.10%	6.35%
Ratio of net investment income to average net assets	5.97%	4.66%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	2.22%	(0.34% )
Portfolio turnover	93%	193%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.

See accompanying notes, which are an integral part of the consolidated financial statements.
Lincoln Inflation Plus Fund-7

Lincoln Inflation Plus Fund
Consolidated Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Inflation Plus Fund Class I
	Six Months Ended 1/31/26[2] (unaudited)	10/1/24[1] to 7/31/25

Net asset value, beginning of period	$9.937	$10.000
Income (loss) from investment operations:
Net investment income[3]	0.331	0.403
Net realized and unrealized gain (loss)	1.447	(0.129)
Total from investment operations	1.778	0.274
Less dividends and distributions from:
Net investment income	(0.238)	(0.337)
Net realized gain	(0.078)	—
Total dividends and distributions	(0.316)	(0.337)
Net asset value, end of period	$11.399	$9.937
Total return[4]	18.18%	2.80%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,183	$5,232
Ratio of expenses to average net assets	1.10%	1.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	4.85%	6.10%
Ratio of net investment income to average net assets	6.22%	4.91%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	2.47%	(0.09% )
Portfolio turnover	93%	193%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.

See accompanying notes, which are an integral part of the consolidated financial statements.
Lincoln Inflation Plus Fund-8

Lincoln Inflation Plus Fund
Notes to Consolidated Financial Statements
January 31, 2026 (unaudited)
Lincoln Funds Trust (the “Trust”) is a Delaware statutory trust. The Trust consists of 2 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These consolidated financial statements and the related notes pertain to the Lincoln Inflation Plus Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is non-diversified for purposes of the Investment Company Act of 1940. The Fund offers Class A Shares and Class I Shares.
The Lincoln Inflation Plus Fund seeks to provide capital growth above U.S. inflation over an economic cycle (generally, rolling three-to-five-year periods).
1. Basis for Consolidation
The Fund will invest up to  25% of its total assets in the shares of Lincoln Inflation Plus Fund Cayman, Ltd., a wholly-owned subsidiary (the "Subsidiary") of the Fund formed in the Cayman Islands. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. The Subsidiary may also hold cash and invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary is not registered under the 1940 Act and not subject to all the investor protections of the 1940 Act.
The Fund consolidates its investment in the Subsidiary in these consolidated financial statements. Accordingly, the consolidated financial statements include the assets and liabilities and the results of operations of the Subsidiary. All material intercompany balances and transactions have been eliminated. As of January 31, 2026, the net assets of the Subsidiary were $2,867,911, which represented 23.41% of the Fund's net assets.
2. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Lincoln Inflation Plus Fund-9

Lincoln Inflation Plus Fund
Notes to Consolidated Financial Statements (continued)
 2. Significant Accounting Policies (continued)
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended January 31, 2026 and the open tax year ended July 31, 2025, and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Consolidated Statement of Operations. During the six months ended January 31, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Consolidated Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, quarterly.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.85% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
Lincoln Inflation Plus Fund-10

Lincoln Inflation Plus Fund
Notes to Consolidated Financial Statements (continued)
 3. Management Fees and Other Transactions With Affiliates (continued)
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 1.35% of the Fund’s average daily net assets for Class A and 1.10% for Class I. The reimbursement is accrued daily and received monthly. The agreement will continue at least through July 31, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended January 31, 2026, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal year in which they expire:
	Expiration Date
	2028	Total
LFI	$418,076	$418,076
Schroder Investment Management North America Inc. (“SIMNA”) (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio and the Subsidiary’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
The Fund currently offers two classes of shares: Class A and Class I. The two classes of shares are identical, except that Class A shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Class A shares an annual 12b-1 Fee at a rate not to exceed 0.25% of the average daily net assets of the Class A shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Class A shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At January 31, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$47,276
Management fees payable to LFI	8,588
Distribution fees payable to LFD	1,251
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Lincoln Life owned 50.43% of the Fund’s total shares, 100.00% of the Fund’s Class A shares, and 1.77% of the Fund’s Class I shares at  January 31, 2026.
Schroders US Holdings Inc. owned 49.57% of the Fund’s total shares and 98.23% of the Fund’s Class I shares at January 31, 2026.
Other Service Providers - On behalf of the Fund, the Trust has entered into a Fund Accounting and Financial Administration Agreement with State Street Bank and Trust Company (“SSB”), to provide administrative and fund accounting services. The Trust has also entered into a Custody & Services Agreement with SSB, to serve as Custodian.
The Trust has entered into an agreement with FIS Investor Services LLC to act as Transfer and Shareholder Services Agent for the Fund under a Transfer Agency Services Order.
4. Investments
For the six months ended January 31, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$6,221,137
Purchases of U.S. government securities	1,570,034
Sales other than U.S. government securities	4,930,192
Sales of U.S. government securities	1,519,335
Lincoln Inflation Plus Fund-11

Lincoln Inflation Plus Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
At January 31, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$11,271,698
Aggregate unrealized appreciation of investments and derivatives	$896,533
Aggregate unrealized depreciation of investments and derivatives	(168,239)
Net unrealized appreciation of investments and derivatives	$728,294
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Consolidated Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of January 31, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Lincoln Inflation Plus Fund-12

Lincoln Inflation Plus Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of January 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$8,198	$—	$—	$8,198
Canada	114,961	—	—	114,961
Italy	54,099	—	—	54,099
Norway	51,504	—	—	51,504
Portugal	50,569	—	—	50,569
Spain	48,470	—	—	48,470
United Kingdom	126,246	—	—	126,246
United States	481,429	—	—	481,429
Corporate Bond	—	239,378	—	239,378
Sovereign Bonds	—	4,743,897	—	4,743,897
Supranational Banks	—	544,226	—	544,226
Exchange-Traded Funds	2,171,187	—	—	2,171,187
Money Market Fund	1,928	—	—	1,928
Short-Term Investments	—	3,243,078	—	3,243,078
Total Investments	$3,108,591	$8,770,579	$—	$11,879,170
Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$24,115	$—	$24,115
Futures Contracts	$173,361	$—	$—	$173,361
Liabilities:
Foreign Currency Exchange Contracts	$—	$(38,591)	$—	$(38,591)
Futures Contracts	$(50,459)	$—	$—	$(50,459)
There were no Level 3 investments at the beginning or end of the period.
5. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	10/1/24* to
	1/31/26	7/31/25
Shares sold:
Class A	—	500,997
Class I	—	508,997
Shares reinvested:
Class A	15,295	16,219
Class I	15,901	17,563
	31,196	1,043,776
Shares redeemed:
Class A	—	—
Class I	—	—
Net increase	31,196	1,043,776

*	Date of commencement of operations.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S.
Lincoln Inflation Plus Fund-13

Lincoln Inflation Plus Fund
Notes to Consolidated Financial Statements (continued)
 6. Derivatives (continued)
dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended January 31, 2026, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended January 31, 2026, the Fund used futures contracts to facilitate investments in portfolio securities.
Fair values of derivative instruments as of January 31, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets and Liabilities Location	Fair Value	Consolidated Statement of Assets and Liabilities Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Unrealized appreciation on foreign currency exchange contracts	$24,115	Unrealized depreciation on foreign currency exchange contracts	$(38,591)
Futures contracts (Commodity contracts)[1]	Variation margin due from broker on futures contracts	173,361	Variation margin due from broker on futures contracts	(50,459)
Total		$197,476		$(89,050)

1
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through January 31, 2026. Only current day variation margin is reported on the Consolidated Statement of Assets and Liabilities.

Lincoln Inflation Plus Fund-14

Lincoln Inflation Plus Fund
Notes to Consolidated Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Consolidated Statement of Operations for the six months ended January 31, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(118,632)	$(51,368)
Futures contracts (Commodities contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	561,868	160,080
Total		$443,236	$108,712
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended January 31, 2026.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$1,743,650	$3,642,547
Futures contracts (average notional value)	2,002,291	—
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
At January 31, 2026, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Barclays Bank PLC	$673	$(873)	$(200)
BNP Paribas SA	9,504	(45)	9,459
Goldman Sachs International	5,641	(28,142)	(22,501)
Lloyds Bank Corporate Markets PLC	3,460	(1,181)	2,279
Morgan Stanley Capital	4,837	(8,350)	(3,513)
Total	$24,115	$(38,591)	$(14,476)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Barclays Bank PLC	$(200)	$—	$—	$—	$—	$(200)
BNP Paribas SA	9,459	—	—	—	—	9,459
Goldman Sachs International	(22,501)	—	—	—	—	(22,501)
Lloyds Bank Corporate Markets PLC	2,279	—	—	—	—	2,279
Morgan Stanley Capital	(3,513)	—	—	—	—	(3,513)
Total	$(14,476)	$—	$—	$—	$—	$(14,476)

Lincoln Inflation Plus Fund-15

Lincoln Inflation Plus Fund
Notes to Consolidated Financial Statements (continued)
 6. Derivatives (continued)
[1]	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In December 2023, the FASB issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740):Improvements to Income Tax Disclosures" (“ASU 2023-09”), which intends to improve the transparency of income tax disclosures. The amendments in ASU 2023-09 are effective for fiscal years beginning after December 15, 2024 and is to be adopted on a prospective basis with the option to apply retrospectively. The Fund is currently assessing the impact of this guidance, however, the Fund does not expect a material impact on its financial statements.
Lincoln Inflation Plus Fund-16

Lincoln Inflation Plus Fund
Notes to Consolidated Financial Statements (continued)
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
Lincoln Inflation Plus Fund-17

Lincoln U.S. Equity Income Maximizer Fund
a series of Lincoln Funds Trust
Semiannual Financial Statements
January 31, 2026

Lincoln U.S. Equity Income Maximizer Fund

Lincoln U.S. Equity Income Maximizer Fund
Schedule of Investments
January 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–96.11%
Aerospace & Defense–1.94%
General Electric Co.	580	$177,938
RTX Corp.	880	176,819
		354,757
Air Freight & Logistics–0.44%
United Parcel Service, Inc. Class B	761	80,833
		80,833
Automobiles–2.06%
†Tesla, Inc.	875	376,609
		376,609
Banks–4.98%
Bank of America Corp.	4,085	217,322
JPMorgan Chase & Co.	1,210	370,127
PNC Financial Services Group, Inc.	608	135,766
Wells Fargo & Co.	2,072	187,495
		910,710
Beverages–0.74%
PepsiCo, Inc.	881	135,348
		135,348
Biotechnology–1.44%
AbbVie, Inc.	778	173,502
Amgen, Inc.	264	90,256
		263,758
Broadline Retail–3.85%
†Amazon.com, Inc.	2,936	702,585
		702,585
Capital Markets–3.21%
Blackrock, Inc.	141	157,771
Goldman Sachs Group, Inc.	237	221,692
Morgan Stanley	1,129	206,381
		585,844
Chemicals–0.84%
Linde PLC	336	153,542
		153,542
Communications Equipment–1.13%
Cisco Systems, Inc.	2,628	205,825
		205,825
Consumer Finance–0.97%
American Express Co.	505	177,846
		177,846
Consumer Staples Distribution & Retail–1.98%
Costco Wholesale Corp.	188	176,767
Walmart, Inc.	1,553	185,024
		361,791
Diversified Telecommunication Services–1.09%
AT&T, Inc.	4,395	115,193
Comcast Corp. Class A	2,789	82,973
		198,166
Electric Utilities–0.45%
NextEra Energy, Inc.	926	81,395
		81,395
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment–0.56%
Eaton Corp. PLC	293	$102,966
		102,966
Entertainment–1.27%
†Netflix, Inc.	1,570	131,079
Walt Disney Co.	898	101,295
		232,374
Financial Services–3.78%
†Berkshire Hathaway, Inc. Class B	631	303,214
Mastercard, Inc. Class A	344	185,344
Visa, Inc. Class A	628	202,109
		690,667
Ground Transportation–0.43%
†Uber Technologies, Inc.	972	77,809
		77,809
Health Care Equipment & Supplies–1.38%
Abbott Laboratories	1,291	141,106
†Intuitive Surgical, Inc.	220	110,929
		252,035
Health Care Providers & Services–0.91%
Elevance Health, Inc.	212	73,297
UnitedHealth Group, Inc.	325	93,252
		166,549
Hotels, Restaurants & Leisure–2.58%
Booking Holdings, Inc.	19	95,035
Hilton Worldwide Holdings, Inc.	754	225,077
McDonald's Corp.	339	106,785
Starbucks Corp.	478	43,952
		470,849
Household Durables–0.17%
†NVR, Inc.	4	30,543
		30,543
Household Products–0.86%
Procter & Gamble Co.	1,039	157,689
		157,689
Industrial REITs–0.47%
Prologis, Inc.	653	85,256
		85,256
Insurance–0.44%
Progressive Corp.	390	81,120
		81,120
Interactive Media & Services–8.58%
Alphabet, Inc. Class C	3,226	1,092,098
Meta Platforms, Inc. Class A	664	475,756
		1,567,854
IT Services–1.05%
Accenture PLC Class A	263	69,338
International Business Machines Corp.	399	122,373
		191,711
Lincoln U.S. Equity Income Maximizer Fund-1

Lincoln U.S. Equity Income Maximizer Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–1.18%
Danaher Corp.	386	$84,492
Thermo Fisher Scientific, Inc.	227	131,344
		215,836
Machinery–3.57%
Caterpillar, Inc.	268	176,172
Dover Corp.	830	167,237
Illinois Tool Works, Inc.	770	201,170
Ingersoll Rand, Inc.	1,255	108,043
		652,622
Multi-Utilities–2.14%
DTE Energy Co.	1,295	174,022
Sempra	2,503	217,786
		391,808
Oil, Gas & Consumable Fuels–3.04%
Chevron Corp.	933	165,048
Exxon Mobil Corp.	1,715	242,501
Occidental Petroleum Corp.	3,263	148,107
		555,656
Pharmaceuticals–4.24%
Eli Lilly & Co.	258	267,585
Johnson & Johnson	1,405	319,286
Merck & Co., Inc.	960	105,859
Pfizer, Inc.	3,125	82,625
		775,355
Residential REITs–0.45%
Equity Residential	1,331	82,948
		82,948
Retail REITs–0.64%
Realty Income Corp.	1,925	117,733
		117,733
Semiconductors & Semiconductor Equipment–14.75%
†Advanced Micro Devices, Inc.	628	148,666
Applied Materials, Inc.	593	191,136
Broadcom, Inc.	1,575	521,797
†Intel Corp.	1,825	84,808
Micron Technology, Inc.	523	216,982
NVIDIA Corp.	7,539	1,440,929
QUALCOMM, Inc.	606	91,864
		2,696,182
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–8.82%
†Adobe, Inc.	163	$47,800
†AppLovin Corp. Class A	81	38,322
†Crowdstrike Holdings, Inc. Class A	115	50,761
Intuit, Inc.	151	75,337
Microsoft Corp.	2,248	967,292
Oracle Corp.	520	85,582
†Palantir Technologies, Inc. Class A	871	127,680
†PTC, Inc.	508	79,314
Salesforce, Inc.	380	80,670
†ServiceNow, Inc.	500	58,505
		1,611,263
Specialized REITs–0.55%
VICI Properties, Inc.	3,545	99,544
		99,544
Specialty Retail–1.53%
Home Depot, Inc.	470	176,057
Lowe's Cos., Inc.	387	103,352
		279,409
Technology Hardware, Storage & Peripherals–6.64%
Apple, Inc.	4,678	1,213,847
		1,213,847
Tobacco–0.96%
Philip Morris International, Inc.	972	174,416
		174,416
Total Common Stock (Cost $14,502,181)		17,563,050

MONEY MARKET FUND–0.00%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.65%)	78	78
Total Money Market Fund (Cost $78)		78

TOTAL INVESTMENTS–96.11% (Cost $14,502,259)	17,563,128

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(0.18)%
Centrally Cleared–(0.18)%
Call Options–(0.18)%
AbbVie, Inc. Strike price $237.18, expiration date 02/26/2026, notional amount $(71,154)	(3)	$(652)
AbbVie, Inc. Strike price $242.07, expiration date 02/12/2026, notional amount $(96,828)	(4)	(254)
Alphabet, Inc. Strike price $358.30, expiration date 02/12/2026, notional amount $(322,470)	(9)	(4,244)
Alphabet, Inc. Strike price $374.19, expiration date 02/26/2026, notional amount $(336,771)	(9)	(3,117)
Amazon.com, Inc. Strike price $265.66, expiration date 02/26/2026, notional amount $(212,528)	(8)	(2,426)
Amazon.com, Inc. Strike price $277.86, expiration date 02/12/2026, notional amount $(222,288)	(8)	(618)
Apple, Inc. Strike price $270.43, expiration date 02/26/2026, notional amount $(189,301)	(7)	(1,926)
Applied Materials, Inc. Strike price $357.05, expiration date 02/12/2026, notional amount $(71,410)	(2)	(765)
Broadcom, Inc. Strike price $392.42, expiration date 02/26/2026, notional amount $(235,452)	(6)	(1,187)
Broadcom, Inc. Strike price $410.05, expiration date 02/12/2026, notional amount $(246,030)	(6)	(105)
Lincoln U.S. Equity Income Maximizer Fund-2

Lincoln U.S. Equity Income Maximizer Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Centrally Cleared (continued)
Call Options (continued)
Caterpillar, Inc. Strike price $716.62, expiration date 02/12/2026, notional amount $(143,324)	(2)	$(294)
Eli Lilly & Co. Strike price $1,223.65, expiration date 02/12/2026, notional amount $(122,365)	(1)	(204)
Eli Lilly & Co. Strike price $1,245.69, expiration date 02/26/2026, notional amount $(124,569)	(1)	(374)
General Electric Co. Strike price $354.81, expiration date 02/26/2026, notional amount $(70,962)	(2)	(63)
General Electric Co. Strike price $368.78, expiration date 02/12/2026, notional amount $(110,634)	(3)	(3)
Goldman Sachs Group, Inc. Strike price $1,040.31, expiration date 02/26/2026, notional amount $(104,031)	(1)	(251)
Goldman Sachs Group, Inc. Strike price $1,058.95, expiration date 02/12/2026, notional amount $(105,895)	(1)	(28)
JPMorgan Chase & Co. Strike price $326.44, expiration date 02/26/2026, notional amount $(97,932)	(3)	(403)
JPMorgan Chase & Co. Strike price $359.34, expiration date 02/12/2026, notional amount $(107,802)	(3)	(5)
Meta Platforms, Inc. Strike price $715.51, expiration date 02/26/2026, notional amount $(143,102)	(2)	(4,882)
Meta Platforms, Inc. Strike price $779.20, expiration date 02/12/2026, notional amount $(155,840)	(2)	(360)
Micron Technology, Inc. Strike price $464.11, expiration date 02/12/2026, notional amount $(139,233)	(3)	(2,048)
Microsoft Corp. Strike price $492.47, expiration date 02/26/2026, notional amount $(393,976)	(8)	(685)
Microsoft Corp. Strike price $533.44, expiration date 02/12/2026, notional amount $(426,752)	(8)	(157)
Morgan Stanley Strike price $197.62, expiration date 02/26/2026, notional amount $(79,048)	(4)	(294)
Morgan Stanley Strike price $202.60, expiration date 02/12/2026, notional amount $(81,040)	(4)	(22)
Netflix, Inc. Strike price $97.13, expiration date 02/26/2026, notional amount $(67,991)	(7)	(120)
Netflix, Inc. Strike price $110.39, expiration date 02/12/2026, notional amount $(55,195)	(5)	(4)
NVIDIA Corp. Strike price $214.80, expiration date 02/26/2026, notional amount $(472,560)	(22)	(3,884)
NVIDIA Corp. Strike price $220.33, expiration date 02/12/2026, notional amount $(484,726)	(22)	(257)
RTX Corp. Strike price $206.55, expiration date 02/12/2026, notional amount $(82,620)	(4)	(803)
RTX Corp. Strike price $216.89, expiration date 02/26/2026, notional amount $(86,756)	(4)	(387)
Tesla, Inc. Strike price $524.93, expiration date 02/26/2026, notional amount $(157,479)	(3)	(443)
Tesla, Inc. Strike price $550.25, expiration date 02/12/2026, notional amount $(165,075)	(3)	(34)
Wells Fargo & Co. Strike price $92.37, expiration date 02/26/2026, notional amount $(83,133)	(9)	(1,343)
Wells Fargo & Co. Strike price $103.63, expiration date 02/12/2026, notional amount $(93,267)	(9)	(15)
(32,657)
Total Options Written (Premiums received $(34,611))		(32,657)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–4.07%	743,795
NET ASSETS APPLICABLE TO 1,516,779 SHARES OUTSTANDING–100.00%	$18,274,266

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
Lincoln U.S. Equity Income Maximizer Fund-3

Lincoln U.S. Equity Income Maximizer Fund
Statement of Assets and Liabilities
January 31, 2026 (unaudited)
ASSETS:
Investments, at value	$17,563,128
Cash collateral held at broker for options contracts	799,466
Prepaid expenses	65,928
Expense reimbursement receivable from Lincoln Financial Investments Corporation	51,498
Dividends and interest receivable	13,494
Variation margin due from broker on options contracts	17
TOTAL ASSETS	18,493,531
LIABILITIES:
Payable for legal fee	143,201
Options written, at value	32,657
Due to manager and affiliates	15,114
Payable for audit fee	11,691
Other accrued expenses payable	8,157
Payable for transfer agent fees	4,876
Payable for fund accounting fee	2,959
Due to custodian	610
TOTAL LIABILITIES	219,265
TOTAL NET ASSETS	$18,274,266
Investments, at cost	$14,502,259
Options written, (premiums received)	(34,611)
Class A:
Net Assets	$9,073,496
Shares Outstanding	753,873
Net Asset Value Per Share	$12.036
Class I:
Net Assets	$9,200,770
Shares Outstanding	762,906
Net Asset Value Per Share	$12.060
COMPONENTS OF NET ASSETS AT JANUARY 31, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$15,177,071
Distributable earnings/(accumulated loss)	3,097,195
TOTAL NET ASSETS	$18,274,266
See accompanying notes, which are an integral part of the financial statements.
Lincoln U.S. Equity Income Maximizer Fund-4

Lincoln U.S. Equity Income Maximizer Fund
Statement of Operations
Six Months Ended January 31, 2026 (unaudited)
INVESTMENT INCOME:
Dividends	$112,370
EXPENSES:
Professional fees	136,154
Management fees	75,723
Accounting and administration expenses	37,568
Transfer agent fees and expenses	30,545
Trustees’ fees and expenses	23,110
Distribution fees-Class A	11,062
Reports and statements to shareholders	9,078
Custodian fees	4,265
Index fees	1,700
Consulting fees	1,435
Pricing fees	393
Other	10,911
341,944
Less:
Expenses reimbursed	(235,561)
Total operating expenses	106,383
NET INVESTMENT INCOME	5,987
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(7,903)
Foreign currencies	3
Futures contracts	3,413
Options written	92,924
Net realized gain	88,437
Net change in unrealized appreciation (depreciation) of:
Investments	1,567,144
Options written	5,434
Net change in unrealized appreciation (depreciation)	1,572,578
NET REALIZED AND UNREALIZED GAIN	1,661,015
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,667,002
See accompanying notes, which are an integral part of the financial statements.

Lincoln U.S. Equity Income Maximizer Fund
Statements of Changes in Net Assets
	Six Months Ended 1/31/26 (unaudited)	10/1/24* to 7/31/25
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,987	$16,710
Net realized gain	88,437	309
Net change in unrealized appreciation (depreciation)	1,572,578	1,490,245
Net increase in net assets resulting from operations	1,667,002	1,507,264
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Class A	(29,951)	(3,932)
Class I	(36,680)	(8,839)
	(66,631)	(12,771)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class A	—	7,510,000
Class I	—	7,590,000
Reinvestment of dividends and distributions:
Class A	29,951	3,932
Class I	36,680	8,839
Increase in net assets derived from capital share transactions	66,631	15,112,771
NET INCREASE IN NET ASSETS	1,667,002	16,607,264
NET ASSETS:
Beginning of period	16,607,264	—
End of period	$18,274,266	$16,607,264

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Lincoln U.S. Equity Income Maximizer Fund-5

Lincoln U.S. Equity Income Maximizer Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln U.S. Equity Income Maximizer Fund Class A
	Six Months Ended 1/31/26[2] (unaudited)	10/1/24[1] to 7/31/25

Net asset value, beginning of period	$10.981	$10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.003)	— [4]
Net realized and unrealized gain	1.098	0.986
Total from investment operations	1.095	0.986
Less dividends and distributions from:
Net investment income	—	(0.005)
Net realized gain	(0.040)	—
Total dividends and distributions	(0.040)	(0.005)
Net asset value, end of period	$12.036	$10.981
Total return[5]	9.97%	9.87%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,073	$8,251
Ratio of expenses to average net assets	1.32%	1.32%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	3.96%	4.85%
Ratio of net investment loss to average net assets	(0.06% )	— [6]
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(2.70% )	(3.53% )
Portfolio turnover	16%	18%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Per-share amount was less than $0.005.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.

[6]	Ratio was less than 0.005%.
See accompanying notes, which are an integral part of the financial statements.
Lincoln U.S. Equity Income Maximizer Fund-6

Lincoln U.S. Equity Income Maximizer Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln U.S. Equity Income Maximizer Fund Class I
	Six Months Ended 1/31/26[2] (unaudited)	10/1/24[1] to 7/31/25

Net asset value, beginning of period	$10.997	$10.000
Income from investment operations:
Net investment income[3]	0.011	0.022
Net realized and unrealized gain	1.100	0.987
Total from investment operations	1.111	1.009
Less dividends and distributions from:
Net investment income	(0.008)	(0.012)
Net realized gain	(0.040)	—
Total dividends and distributions	(0.048)	(0.012)
Net asset value, end of period	$12.060	$10.997
Total return[4]	10.11%	10.10%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,201	$8,356
Ratio of expenses to average net assets	1.07%	1.07%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	3.71%	4.60%
Ratio of net investment income to average net assets	0.19%	0.25%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(2.45% )	(3.28% )
Portfolio turnover	16%	18%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.

See accompanying notes, which are an integral part of the financial statements.
Lincoln U.S. Equity Income Maximizer Fund-7

Lincoln U.S. Equity Income Maximizer Fund
Notes to Financial Statements
January 31, 2026 (unaudited)
Lincoln Funds Trust (the “Trust”) is a Delaware statutory trust. The Trust consists of 2 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the Lincoln U.S. Equity Income Maximizer Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is non-diversified for purposes of the Investment Company Act of 1940. The Fund offers Class A Shares and Class I Shares.
The Lincoln U.S. Equity Income Maximizer Fund seeks a high level of current income with long-term growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions to be taken on the Fund's federal income tax returns through the six months ended January 31, 2026 and the open tax year ended July 31, 2025, and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended January 31, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Lincoln U.S. Equity Income Maximizer Fund-8

Lincoln U.S. Equity Income Maximizer Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.85% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 1.32% of the Fund’s average daily net assets for Class A and 1.07% for Class I. The reimbursement is accrued daily and received monthly. The agreement will continue at least through July 31, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended January 31, 2026, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal year in which they expire:
	Expiration Date
	2028	Total
LFI	$452,873	$452,873
Schroder Investment Management North America Inc. (“SIMNA”) (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
The Fund currently offers two classes of shares: Class A and Class I. The two classes of shares are identical, except that Class A shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Class A shares an annual 12b-1 Fee at a rate not to exceed 0.25% of the average daily net assets of the Class A shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Class A shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At January 31, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$51,498
Management fees payable to LFI	13,188
Distribution fees payable to LFD	1,926
Lincoln U.S. Equity Income Maximizer Fund-9

Lincoln U.S. Equity Income Maximizer Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Lincoln Life owned 50.30% of the Fund’s total shares,100.00% of the Fund’s Class A shares, and 1.19% of the Fund’s Class I shares at January 31, 2026.
Schroders US Holdings Inc. owned 49.70% of the Fund’s total shares and 98.81% of the Fund’s Class I shares at January 31, 2026.
Other Service Providers - On behalf of the Fund, the Trust has entered into a Fund Accounting and Financial Administration Agreement with State Street Bank and Trust Company (“SSB”), to provide administrative and fund accounting services. The Trust has also entered into a Custody & Services Agreement with SSB, to serve as Custodian.
The Trust has entered into an agreement with FIS Investor Services LLC to act as Transfer and Shareholder Services Agent for the Fund under a Transfer Agency Services Order.
3. Investments
For the six months ended January 31, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$2,832,162
Sales	2,748,078
At January 31, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$14,502,259
Aggregate unrealized appreciation of investments and derivatives	$3,623,171
Aggregate unrealized depreciation of investments and derivatives	(562,302)
Net unrealized appreciation of investments and derivatives	$3,060,869
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of January 31, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Lincoln U.S. Equity Income Maximizer Fund-10

Lincoln U.S. Equity Income Maximizer Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of January 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$17,563,050	$—	$—	$17,563,050
Money Market Fund	78	—	—	78
Total Investments	$17,563,128	$—	$—	$17,563,128
Derivatives:

Liabilities:
Options Written	$(32,657)	$—	$—	$(32,657)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	10/1/24* to
	1/31/26	7/31/25
Shares sold:
Class A	—	751,000
Class I	—	759,000
Shares reinvested:
Class A	2,488	385
Class I	3,039	867
	5,527	1,511,252
Shares redeemed:
Class A	—	—
Class I	—	—
Net increase	5,527	1,511,252

*	Date of commencement of operations.
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended January 31, 2026, the Fund used futures contracts as a cash management tool.
Lincoln U.S. Equity Income Maximizer Fund-11

Lincoln U.S. Equity Income Maximizer Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Options Contracts–During the six months ended January 31, 2026, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the six months ended January 31, 2026, the Fund used options contracts to generate income and to receive premiums for writing options.
Fair values of derivative instruments as of January 31, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options written (Equity contracts)	Options written, at value	$—	Options written, at value	$(32,657)
The effect of derivative instruments on the Statement of Operations for the six months ended January 31, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$3,413	$—
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	92,924	5,434
Total		$96,337	$5,434
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended January 31, 2026.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$39,386	$—
Options contracts (average value)	—	24,574
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Lincoln U.S. Equity Income Maximizer Fund-12

Lincoln U.S. Equity Income Maximizer Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
At January 31, 2026, the Fund had no assets and liabilities subject to offsetting provisions.
6. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended January 31, 2026. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In December 2023, the FASB issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740):Improvements to Income Tax Disclosures" (“ASU 2023-09”), which intends to improve the transparency of income tax disclosures. The amendments in ASU 2023-09 are effective for fiscal years beginning after December 15, 2024 and is to be adopted on a prospective basis with the option to apply retrospectively. The Fund is currently assessing the impact of this guidance, however, the Fund does not expect a material impact on its financial statements.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
Lincoln U.S. Equity Income Maximizer Fund-13

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There are no proxy disclosures for the registrant during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Statement of Operations in the Fund’s financial statements lists Directors’ fees paid by the Fund.

Certain officers and trustees of the Fund Complex are also officers or directors of the Lincoln National Life Insurance Company and its affiliates and receive no compensation from the Fund Complex. The Fund Complex pays compensation to unaffiliated trustees.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics - Not applicable to this semi-annual report.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not applicable to this semi-annual report.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 – attached hereto.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 – Not applicable to this semi-annual report.

(a)(5)	Change in Registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 – attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lincoln Funds Trust

By (Signature and Title)	/s/ John Morriss
John Morriss, President
(principal executive officer)

Date:	March 10, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John Morriss
John Morriss, President
(principal executive officer)

Date:	March 10, 2026

By (Signature and Title)	/s/ James Hoffmayer
James Hoffmayer, Chief Accounting Officer
(principal financial officer)

Date:	March 10, 2026